Share-Based Compensation - Non Vested PSU And RSU Activity (Details) - $ / shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
PSUs
Number
Outstanding at beginning balance (in shares)	750,000
Granted during the year (in shares)	1,343,639		0
Expired during the year (in shares)	(500,000)
Outstanding at ending balance (in shares)	1,593,639	750,000
Weighted Avg. Exercise Price (In $)
Outstanding at beginning balance (in dollars per share)	$ 4.23
Granted during the year (in dollars per share)	3.88	$ 8.64
Expired during the year (in dollars per share)	2.02
Outstanding at ending balance (in dollars per share)	$ 4.63	$ 4.23
Restricted stock units
Number
Outstanding at beginning balance (in shares)	886,610
Granted during the year (in shares)	1,719,019		0
Vested during the year (in shares)	(636,610)
Outstanding at ending balance (in shares)	1,969,019	886,610
Weighted Avg. Exercise Price (In $)
Outstanding at beginning balance (in dollars per share)	$ 5.79
Granted during the year (in dollars per share)	2.93
Vested during the year (in dollars per share)	5.79
Outstanding at ending balance (in dollars per share)	$ 3.30	$ 5.79
Share based payment award equity instruments other than options vested in period not yet issued	527,322